Investments - Schedule of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 681	$ 1,185
Equity in earnings (loss) of investment in joint venture and associates	(1,154)	201
Investments, ending balance	13,994	681
Weichai Ballard JV
Disclosure of joint ventures [line items]
Investments, beginning balance	0
Capital contribution to JV	14,286	0
Incorporation costs	320	0
Equity in earnings (loss) of investment in joint venture and associates	(617)	0
Investments, ending balance	13,989	0
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investments, beginning balance	676	1,185
Adjustment for actual cash contributed to JV	0	(34)
Elimination of 10% profit on MEAs not yet sold or consumed	(139)	(676)
Capital contribution to JV		972
Equity in earnings (loss) of investment in joint venture and associates	(537)	201
Investments, ending balance	0	676
Other
Disclosure of joint ventures [line items]
Investments, beginning balance	5
Investments, ending balance	$ 5	$ 5